Expenses	6 Months Ended
Sep. 30, 2023
Expenses [Abstract]
EXPENSES

NOTE 4 — EXPENSES

Expenses consist of the following:

	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
	(US$)	(US$)
Cost of revenue	$7,757,172	7,163,929
Amortization of intangible assets (refer to Note 11)	7,944	$8,299
Depreciation (refer to Note 10)	445,847	293,077
Legal and professional expenses	259,837	1,692,391
Staffing expense	471,181	314,721
Other operating expenses	1,464,296	1,075,542
Total expenses	$10,406,277	$10,547,959